SHARE-BASED COMPENSATION - Status of restricted stock (Details) - Restricted shares	6 Months Ended
Dec. 31, 2024 $ / shares shares
Outstanding Restricted Shares, Number	377,939
Fair Value per Share $18.72
Outstanding Restricted Shares, Fair Value per Share | $ / shares	$ 18.72
Outstanding Restricted Shares, Number	30,412
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)	1 month 28 days
Fair Value per Share $2.84
Outstanding Restricted Shares, Fair Value per Share | $ / shares	$ 2.84
Outstanding Restricted Shares, Number	347,527
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)	1 month 28 days